Basis of presentation	12 Months Ended
Dec. 31, 2021
Disclosure of basis of presentation [Abstract]
Basis of presentation

2	Basis of presentation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements have been prepared on a going concern basis, and in making the assessment that the Company is a going concern, management have taken into account all available information about the future, which is at least, but is not limited to, twelve months from December 31, 2021.
The consolidated financial statements were approved and authorized for issue by the Board of Directors on March
24
, 2022.